UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Conatus Capital Management LP
Address: Two Greenwich Plaza, 4th Floor
         Greenwich, Connecticut  06830

13F File Number:  028-13303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian H. Fortune
Title:     General Counsel/Chief Compliance Officer
Phone:     203-485-5235

Signature, Place, and Date of Signing:

 /s/    Brian H. Fortune     Greenwich, Connecticut     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $2,132,852 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    92560   363951 SH       SOLE                   363951        0        0
APPLE INC                      COM              037833100   113928   170779 SH       SOLE                   170779        0        0
CABOT OIL & GAS CORP           COM              127097103    48831  1087551 SH       SOLE                  1087551        0        0
CANADIAN PAC RY LTD            COM              13645T100    59214   714369 SH       SOLE                   714369        0        0
CEPHEID                        COM              15670R107    23396   678143 SH       SOLE                   678143        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    19876  1053300 SH  PUT  SOLE                  1053300        0        0
CITRIX SYS INC                 COM              177376100    44616   582999 SH       SOLE                   582999        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    76078  1088544 SH       SOLE                  1088544        0        0
DAVITA INC                     COM              23918K108    42160   406908 SH       SOLE                   406908        0        0
EOG RES INC                    COM              26875P101    48829   435779 SH       SOLE                   435779        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    47363   756242 SH       SOLE                   756242        0        0
FASTENAL CO                    COM              311900104    46810  1088860 SH       SOLE                  1088860        0        0
FIRST REP BK SAN FRANCISCO C   COM              33616C100    36719  1065555 SH       SOLE                  1065555        0        0
GOOGLE INC                     CL A             38259P508    96613   128049 SH       SOLE                   128049        0        0
GRIFOLS S A                    SP ADR REP B NVT 398438408    50841  2226954 SH       SOLE                  2226954        0        0
IHS INC                        CL A             451734107    50972   523595 SH       SOLE                   523595        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    45893    92595 SH       SOLE                    92595        0        0
LAUDER ESTEE COS INC           CL A             518439104    47060   764331 SH       SOLE                   764331        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    53172   875262 SH       SOLE                   875262        0        0
LINKEDIN CORP                  COM CL A         53578A108    57920   481060 SH       SOLE                   481060        0        0
LULULEMON ATHLETICA INC        COM              550021109    44593   603096 SH       SOLE                   603096        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    53307  1031875 SH       SOLE                  1031875        0        0
MASTERCARD INC                 CL A             57636Q104    58618   129836 SH       SOLE                   129836        0        0
MOLYCORP INC DEL               COM              608753109     7616   662288 SH       SOLE                   662288        0        0
MONSANTO CO NEW                COM              61166W101    60727   667183 SH       SOLE                   667183        0        0
PIONEER NAT RES CO             COM              723787107    44300   424325 SH       SOLE                   424325        0        0
PRICELINE COM INC              COM NEW          741503403    80820   130550 SH       SOLE                   130550        0        0
RALPH LAUREN CORP              CL A             751212101    78115   516528 SH       SOLE                   516528        0        0
SALESFORCE COM INC             COM              79466L302    68609   449332 SH       SOLE                   449332        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    48235   766859 SH       SOLE                   766859        0        0
SCHLUMBERGER LTD               COM              806857108    88420  1222458 SH       SOLE                  1222458        0        0
SIGNATURE BK NEW YORK N Y      COM              82669G104    37767   563011 SH       SOLE                   563011        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103    35798   628481 SH       SOLE                   628481        0        0
TERADATA CORP DEL              COM              88076W103    70502   934910 SH       SOLE                   934910        0        0
ULTA SALON COSMETCS & FRAG I   COM              90384S303    46834   486304 SH       SOLE                   486304        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    61277  1105886 SH       SOLE                  1105886        0        0
VISA INC                       COM CL A         92826C839    95500   711197 SH       SOLE                   711197        0        0
VMWARE INC                     CL A COM         928563402    48963   506126 SH       SOLE                   506126        0        0